Sep. 30, 2024
PACE Strategic Fixed Income Investments | Class P Prospectus - PACE Strategic Fixed Income Investments
Investment objective
Total return consisting of income and capital appreciation.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shares of the fund are available in other classes that have different fees and expenses.

Shareholder fees (fees paid directly from your investment)
Maximum front-end sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

*  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class P
Management fees	0.43%
Distribution and/or service (12b-1) fees	None
Other expenses	0.52
Miscellaneous expenses (includes administration fee of 0.10%)[1]	0.33
Interest expense	0.19
Total annual fund operating expenses	0.95
Management fee waiver/expense reimbursements[2]	0.11
Total annual fund operating expenses after fee waiver and/or expense reimbursements[2]	0.84

[1] "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.

[2]  The fund and UBS Asset Management (Americas) LLC ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.65% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$86	$292	$515	$1,156
* Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
Portfolio turnover

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 190% of the average value of its portfolio.

Principal strategies

Principal investments

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within +/- 50% of the effective duration of the Bloomberg US Government/Credit

Index, the fund's strategy benchmark index and which is generally representative of the market sectors or types of investments in which the fund invests, which as of July 31, 2024 was approximately 6.23 years and may change over time. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment grade fixed income securities, which may be represented by derivatives or investments in securities of other investment companies that invest primarily in fixed income securities. Such investments may include US government bonds, bonds that are backed by mortgages and other assets, bonds (including convertible bonds) of US and foreign private issuers, foreign government bonds (including bonds issued by supranational and quasi-governmental entities), foreign currency exchange-related securities, repurchase agreements, municipals, structured notes, bank loans, and money market instruments (including commercial paper and certificates of deposit). There are different types of US government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way. The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks.

The fund also invests, to a limited extent, in bonds that are below investment grade. Securities rated below investment grade (or unrated bonds of equivalent quality) are commonly known as "junk bonds." The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the fund decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund invests include options (on securities and swap agreements), futures (on securities or interest rate futures), currency forward agreements, swap agreements (specifically, interest rate, total return and credit default swaps) and structured notes. These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used in place of direct investments; to obtain or adjust exposure to certain markets; or to establish net short positions in markets, currencies or securities. Options, interest rate futures and swaps may also be used to adjust the fund's portfolio duration.

The fund engages in frequent trading from time to time and consequently, the fund's investment strategies can result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of the subadvisors include:

•  A strategy that focuses on those areas of the bond market that the subadvisor considers undervalued.

•  An "opportunistic fixed income" strategy that employs a consistently applied, risk managed approach to portfolio management that leverages the subadvisor's proprietary fundamental research capabilities, decision making frameworks and quantitative risk management tools.

•  A strategy that seeks to invest in a diversified portfolio of fixed income instruments that are performing, durable, and available at an attractive valuation, including floating or variable rate debt instruments.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P shares of the fund may be held; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Bond Index as a replacement for the Bloomberg US Government/Credit Index. The table also includes the average annual returns of the Bloomberg US Government/Credit Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of a separate portion of the fund's assets on August 24, 1995. Neuberger Berman Investment Advisers LLC ("Neuberger Berman") assumed day-to-day management of a separate portion of the fund's assets on January 21, 2015. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), assumed day-to-day management of a separate portion of the fund's assets on August 12, 2022. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

PACE Strategic Fixed Income Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2024: 6.08% Best quarter during calendar years shown—4Q 2023: 7.26% Worst quarter during calendar years shown—1Q 2022: (6.26)%
Average annual total returns (for the periods ended December 31, 2023)
Class (inception date)	1 year	5 years	10 years
Class P (8/24/95)
Return before taxes	8.03%	2.21%	2.51%
Return after taxes on distributions	5.78	0.49	0.95
Return after taxes on distributions and sale of fund shares	4.68	1.00	1.27
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)	5.53	1.10	1.81
Bloomberg US Government/Credit Index (Index reflects no deduction for fees, expenses or taxes.)	5.72	1.41	1.97

*  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.